Provisions - Schedule of Provisions for Contingencies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	R$ 1,853	R$ 2,200	R$ 2,029
Additions	778	508	409
Reversals	(124)	(598)	(49)
Settled	(265)	(257)	(189)
Other provisions ending balance	2,242	1,853	2,200
Labor
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	467	432	415
Additions	227	194	146
Reversals	(27)	(17)	(26)
Settled	(169)	(142)	(103)
Other provisions ending balance	498	467	432
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	151	45	42
Additions	164	178	65
Reversals	(58)		(10)
Settled	(54)	(72)	(52)
Other provisions ending balance	203	151	45
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	62	40	36
Additions	23	43	24
Reversals	(18)		(1)
Settled	(11)	(21)	(19)
Other provisions ending balance	56	62	40
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	1,082	1,618	1,474
Additions	291	45	147
Reversals		(576)	(2)
Settled	(4)	(5)	(1)
Other provisions ending balance	1,369	1,082	1,618
Regulatory [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	57	53	48
Additions	15	6	9
Reversals	(12)	(1)
Settled	(11)	(1)	(4)
Other provisions ending balance	49	57	53
Other [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	34	12	14
Additions	58	42	18
Reversals	(9)	(4)	(10)
Settled	(16)	(16)	(10)
Other provisions ending balance	R$ 67	R$ 34	R$ 12